Shareholder Report, Holdings (Details) - STKd 100% NVDA & 100% AMD ETF	Dec. 31, 2025
Advanced Micro Devices, Inc. Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%	[1]
NVIDIA Corp. Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[1]
First American Government Obligations Fund - Class X, 3.67% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%

[1]	Percentages for swap contracts are based unrealized appreciation (depreciation).